Expense Example, No Redemption - Cohen & Steers Realty Shares	May 01, 2021 USD ($)
Class L
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 90
Expense Example, No Redemption, 3 Years	298
Expense Example, No Redemption, 5 Years	526
Expense Example, No Redemption, 10 Years	1,180
Class Z
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	269
Expense Example, No Redemption, 5 Years	474
Expense Example, No Redemption, 10 Years	1,065
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	132
Expense Example, No Redemption, 3 Years	426
Expense Example, No Redemption, 5 Years	742
Expense Example, No Redemption, 10 Years	1,639
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	562
Expense Example, No Redemption, 3 Years	812
Expense Example, No Redemption, 5 Years	1,083
Expense Example, No Redemption, 10 Years	1,854
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	183
Expense Example, No Redemption, 3 Years	580
Expense Example, No Redemption, 5 Years	1,003
Expense Example, No Redemption, 10 Years	2,184
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	90
Expense Example, No Redemption, 3 Years	295
Expense Example, No Redemption, 5 Years	517
Expense Example, No Redemption, 10 Years	$ 1,159